Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers Amundi Short Duration Government Fund

(formerly AMG Managers Short Duration Government Fund)

AMG Managers Amundi Intermediate Government Fund

(formerly AMG Managers Intermediate Duration Government Fund)

Supplement dated March 8, 2018 to the Prospectus and Statement of Additional Information,

each dated May 1, 2017, as supplemented January 2, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund, each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated as noted above.

Effective as of March 30, 2018 (the “Implementation Date”), Daniel C. Dektar will no longer serve as a portfolio manager of the Funds. Timothy J. Cunneen, CFA serves and will continue to serve as Portfolio Manager of AMG Managers Amundi Short Duration Government Fund, and Daniel R. Adler will be added as a Portfolio Manager of such Fund on the Implementation Date. Mr. Adler serves and will continue to serve as Portfolio Manager of AMG Managers Amundi Intermediate Government Fund, and Mr. Cunneen will be added as a Portfolio Manager of such Fund on the Implementation Date. Messrs. Adler and Cunneen will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. Messrs. Adler and Cunneen serve as Director of Securitized Assets of Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) and Portfolio Manager in APIAM, respectively. Accordingly, effective as of the Implementation Date, all references to and information relating to Mr. Dektar in the Prospectus and SAI will be deleted and all references to the portfolio managers of the Funds shall refer to Messrs. Adler and Cunneen.

Also effective on the Implementation Date, the section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund – Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) – Portfolio Managers’ Ownership of Fund Shares” on page 80 will be deleted and replaced with the following information, which is as of December 31, 2017:

Portfolio Managers’ Ownership of Fund Shares

Short Duration Fund

Mr. Adler: None

Mr. Cunneen: $1–$10,000

Intermediate Government Fund

Mr. Adler: None

Mr. Cunneen: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE